Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 12,811,771	₩ 9,538,438
Acquisition and disposition	343,020	140,999
Share of profit (loss)	432,211	3,273,932
Other comprehensive income (loss)	58,760	(14,791)
Other increase (decrease)	(260,498)	(126,807)
Ending balance	13,385,264	12,811,771
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	551,548	526,099
Share of profit (loss)	4,916	7,618
Other comprehensive income (loss)	11,995	17,831
Ending balance	568,459	551,548
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	281,684	257,003
Share of profit (loss)	34,116	38,099
Other comprehensive income (loss)	3,884	(9,919)
Other increase (decrease)	(8,132)	(3,499)
Ending balance	311,552	281,684
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	288,457	280,988
Share of profit (loss)	6,827	14,581
Other comprehensive income (loss)	(528)	(7,112)
Ending balance	294,756	288,457
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	60,305
Ending balance	60,305
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	40,974	38,718
Acquisition and disposition	(43)	3,180
Share of profit (loss)	1,220	(116)
Other comprehensive income (loss)	(24)	(808)
Ending balance	42,127	40,974
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,486
Share of profit (loss)	728
Other comprehensive income (loss)	347
Other increase (decrease)	(219)
Ending balance	14,342	13,486
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	42,469	42,511
Share of profit (loss)	89	(1,880)
Other comprehensive income (loss)	1,439	1,838
Ending balance	43,997	42,469
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,420	13,853
Share of profit (loss)	4	(24)
Other comprehensive income (loss)	480	591
Ending balance	14,904	14,420
HappyNarae Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		21,873
Acquisition and disposition		(29,325)
Share of profit (loss)		7,479
Other comprehensive income (loss)		(27)
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	11,208,315	8,130,000
Share of profit (loss)	416,168	3,238,054
Other comprehensive income (loss)	20,008	(13,639)
Other increase (decrease)	(219,166)	(146,100)
Ending balance	11,425,325	11,208,315
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,313
Share of profit (loss)	74
Other comprehensive income (loss)	311
Ending balance	13,698	13,313
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	30,518
Share of profit (loss)	(17)
Other comprehensive income (loss)	768
Ending balance	31,269
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	12,791,613	9,498,381
Acquisition and disposition	302,552	136,161
Share of profit (loss)	442,400	3,294,987
Other comprehensive income (loss)	60,723	(11,109)
Other increase (decrease)	(260,432)	(126,807)
Ending balance	13,336,856	12,791,613
Xian Tianlong Science and Technology Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		25,891
Acquisition and disposition		(25,553)
Share of profit (loss)		(338)
Makeus Corp.[member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	9,193
Acquisition and disposition		9,773
Share of profit (loss)		(574)
Other increase (decrease)		(6)
Ending balance		9,193
SK South East Asia Investment Pte Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	111,000
Acquisition and disposition	113,470	111,000
Share of profit (loss)	6,062
Other comprehensive income (loss)	19,502
Ending balance	250,034	111,000
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	63,801	64,966
Share of profit (loss)	464	(909)
Other comprehensive income (loss)	(796)	(256)
Ending balance	63,469	63,801
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	37,075
Acquisition and disposition		36,487
Share of profit (loss)	2,689	473
Other comprehensive income (loss)	252	115
Ending balance	40,016	37,075
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	7,734
Acquisition and disposition		7,697
Share of profit (loss)		(43)
Other comprehensive income (loss)		80
Ending balance		7,734
Content Wavve Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	90,858
Share of profit (loss)	(7,218)
Ending balance	83,640
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	28,549
Share of profit (loss)	(6,580)	(959)
Other comprehensive income (loss)	(16)
Other increase (decrease)	(8,333)	29,508
Ending balance	13,620	28,549
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	106,394	96,479
Acquisition and disposition	7,444	22,902
Share of profit (loss)	(17,142)	(6,474)
Other comprehensive income (loss)	3,101	197
Other increase (decrease)	(24,582)	(6,710)
Ending balance	65,343	106,394
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	12,487	13,991
Acquisition and disposition	(81)	1,537
Share of profit (loss)	4,628	563
Other comprehensive income (loss)	(1,113)	(3,604)
Ending balance	15,921	12,487
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	0
Acquisition and disposition	6,141
Share of profit (loss)	(6,141)	(12,932)
Ending balance		0
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	7,671	16,474
Acquisition and disposition	24,500
Share of profit (loss)	(8,441)	(8,728)
Other comprehensive income (loss)	(850)	(75)
Ending balance	22,880	7,671
12CM GLOBAL PTE. LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance		9,592
Acquisition and disposition		(9,631)
Share of profit (loss)		42
Other comprehensive income (loss)		(3)
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	20,158	40,057
Acquisition and disposition	40,468	4,838
Share of profit (loss)	(10,189)	(21,055)
Other comprehensive income (loss)	(1,963)	(3,682)
Other increase (decrease)	(66)
Ending balance	48,408	20,158
Celcom Planet and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition		₩ 12,932
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	8,160
Share of profit (loss)	(144)
Other increase (decrease)	(55)
Ending balance	7,961
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	1,748
Share of profit (loss)	(91)
Other increase (decrease)	(11)
Ending balance	₩ 1,646